Income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Profit before income taxes	₩ 4,753,871	₩ 4,911,508	₩ 4,466,610
Income taxes at statutory tax rates	1,301,836	1,345,187	1,222,840
Non-taxable income	(4,932)	0	(9,561)
Non-taxable income		8,500
Non-deductible expense	14,529	18,461	12,854
Tax credit	(88)	(2,289)	(23,317)
Changes in deferred tax due to change in tax rate	0	0	0
Other	(55,550)	(100,735)	65,529
Income tax expenses	₩ 1,255,795	₩ 1,269,124	₩ 1,268,345
Effective tax rate	26.42%	25.84%	28.40%